Summary of Significant Accounting Policies (Details) - Schedule of total provision (benefit) for income taxes - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Summary of total provision (benefit) for income taxes [Abstract]
Current expense		$ 599,159
Deferred tax benefit	69,807
Change in valuation allowance	(52,939)
Total income tax expense (benefit)	$ (16,868)	$ 599,159